CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 5,171	$ 63,846	$ 16,651	$ 16,651	$ 40,785	$ 19,013
Cost of sales	3,481	47,755		12,623	32,676	15,019
Gross margin	1,690	16,091		4,028	8,109	3,994
Operating expenses:
Selling, general and administrative	1,941	23,399		5,260	13,103	6,320
Research and development	528	1,954		387	2,008	890
Transaction expenses (includes payments to related parties of $2,726)	5,459	2,419			9,944
Operating loss	(6,238)	(22,795)		(1,619)	(16,946)	(3,216)
Interest income		(1)		(7)	(2)	(27)
Interest expense		3,192		83	1,074	134
Loss before income taxes	(6,250)	(25,963)		(1,718)	(18,033)	(3,347)
Income tax (benefit) expense	(1,278)	(2,388)		(384)	(3,659)	10
Net loss	(4,972)	(23,575)		(1,334)	$ (14,374)	(3,357)
Basic net loss per Unit					$ (144)
Diluted net loss per Unit					$ (144)
Weighted-average Units outstanding:
Diluted					100
Comprehensive (loss) income:
Net Income (loss)	(4,972)	(23,575)		(1,334)	$ (14,374)	(3,357)
Foreign currency translation (loss) gain, net of tax	38	(179)		2	506	(8)
Total other comprehensive (loss) income, net of tax	38	(179)		2	506	(8)
Total comprehensive loss	$ (4,934)	$ (23,754)		$ (1,332)	$ (13,868)	$ (3,365)